Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
SALES, NET	$ 20,259,606	$ 15,894,358	$ 69,370,803	$ 55,689,793
COST OF SALES	12,407,696	9,839,981	42,305,494	35,341,569
GROSS PROFIT	7,851,910	6,054,377	27,065,309	20,348,224
OPERATING EXPENSES, NET
Selling, general and administrative			29,047,933	24,768,293
Gain on sale of asset			(205,146)
Impairment of goodwill				6,104,000
TOTAL OPERATING EXPENSES, NET	8,261,585	6,656,123	28,842,787	30,872,293
LOSS FROM OPERATIONS	(409,675)	(601,746)	(1,777,478)	(10,524,069)
OTHER INCOME (EXPENSE)
Loss on debt extinguishment	(7,500)		(1,888,889)
Change in contingent consideration				774,900
Other income, net	2,496	3,355	8,552	16,230
Interest expense, net	(297,731)	(103,072)	(848,651)	(199,681)
TOTAL OTHER INCOME (EXPENSE)	(302,735)	(99,717)	(2,728,988)	591,449
LOSS BEFORE TAXES	(712,410)	(701,463)	(4,506,466)	(9,932,620)
INCOME TAX BENEFIT
NET LOSS	$ (712,410)	$ (701,463)	$ (4,506,466)	$ (9,932,620)
BASIC NET LOSS PER SHARE	$ (0.07)	$ (0.08)	$ (0.48)	$ (1.08)
DILUTED NET LOSS PER SHARE	$ (0.07)	$ (0.08)	$ (0.48)	$ (1.08)
BASIC WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860	9,395,500	9,226,860
DILUTED WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860	9,395,500	9,226,860